INCOME TAX EXPENSE (CREDIT) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Additional tax holiday [Member]	Dec. 31, 2013 Property Tax Holiday [Member]	Dec. 31, 2013 Macau Complementary Tax [Member] USD ($)	Dec. 31, 2012 Macau Complementary Tax [Member] USD ($)	Dec. 31, 2011 Macau Complementary Tax [Member] USD ($)	Dec. 31, 2013 Hong Kong Profits Tax [Member] USD ($)	Dec. 31, 2012 Hong Kong Profits Tax [Member] USD ($)	Dec. 31, 2011 Hong Kong Profits Tax [Member] USD ($)	Dec. 31, 2013 United States of America [Member] USD ($) Y	Dec. 31, 2012 United States of America [Member] USD ($)	Dec. 31, 2011 United States of America [Member] USD ($)	Dec. 31, 2013 The Philippines [Member] USD ($) Y	Dec. 31, 2012 The Philippines [Member] USD ($)	Dec. 31, 2011 The Philippines [Member] USD ($)	Dec. 31, 2013 Hong Kong and other foreign countries [Member] Y	Dec. 31, 2013 Macau [Member] USD ($) Y	Dec. 31, 2013 Macau [Member] MOP Y	Dec. 31, 2013 Basic [Member] USD ($)	Dec. 31, 2012 Basic [Member] USD ($)	Dec. 31, 2011 Basic [Member] USD ($)	Dec. 31, 2013 Diluted [Member] USD ($)	Dec. 31, 2012 Diluted [Member] USD ($)	Dec. 31, 2011 Diluted [Member] USD ($)	Dec. 31, 2013 Valuation Allowance [Member] USD ($)	Dec. 31, 2012 Valuation Allowance [Member] USD ($)	Dec. 31, 2011 Valuation Allowance [Member] USD ($)	Dec. 31, 2013 Operating Tax Loss Carryforwards Expiring in 2014 [Member] USD ($)	Dec. 31, 2013 Operating Tax Loss Carryforwards Expiring in 2015 [Member] USD ($)	Dec. 31, 2013 Operating Tax Loss Carry Forwards Expiring 2016 [Member] USD ($)
Schedule Of Income Taxes [Line Items]
Income tax years	5 years			5 years
Income tax exemption period in years	2007 to 2011			2012 to 2016	12 years
Minimum period that no change in use or disposal of vehicles from the date of purchase so that vehicles are entitled to vehicle tax holiday					5 years
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%			12.00%	12.00%	12.00%	16.50%	16.50%	16.50%
Provision for income tax	$ 6,384,000	$ 954,000	$ 1,206,000			$ 41,000	$ 203,000	$ 223,000	$ 654,000	$ 513,000	$ 822,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expected increase (decrease) in net income if taxes on casino gaming profits have been paid	(125,702,000)	(88,491,000)	(69,677,000)
Expected change in earnings (loss) per share if taxes on casino gaming profits have been paid																					$ 0.076	$ 0.054	$ 0.043	$ 0.076	$ 0.053	$ 0.043
Tax payable																			2,795,000	22,400,000
Effective tax rate	0.40%	(0.70%)	(0.60%)
Income tax benefit	2,441,000	(2,943,000)	(1,636,000)																								0	0	0
Valuation allowance	88,610,000	66,111,000
Adjusted operating tax loss carry forwards expiration																														161,753,000	156,249,000	181,201,000
Adjusted operating tax loss carry forwards expiration, years																														2014	2015	2016
Adjusted operating tax loss carried forwards, expired	171,557,000
Aggregate undistributed earnings of foreign subsidiaries	8,567,000	1,150,000,000
Provision related to tax withholding for dividends	0
Deferred income tax liability, undistributed earnings	1,284,000	138,000,000
Interest and penalties related to uncertain tax positions recognized	$ 0	$ 0
Statute of limitation for tax return												3			3			6	5	5